Shareholders' Equity	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
SHAREHOLDERS' EQUITY
NOTE 5:-	SHAREHOLDERS' EQUITY

a.

On January 9, 2020, the Company entered into warrant exercise agreements (the "Exercise Agreements") with several accredited investors who are the holders (the "Holders") of certain warrants (the "Public Warrants") to purchase the Company's ordinary shares, represented by ADSs, pursuant to which the Holders exercised in cash their Public Warrants to purchase up to an aggregate of 22,278,540 ordinary shares represented by 742,618 ADSs having exercise prices ranging from USD 12.90 to USD 78.75 per ADS issued by the Company, at a reduced exercise price of USD 3.25 per ADS, for gross proceeds to the Company of approximately USD 2,400, prior to deducting placement agent fees and estimated offering expenses.

Under the Exercise Agreements, the Company issued to the Holders new unregistered warrants to purchase up to 22,278,540 ordinary shares represented by 742,618 ADSs (the "Private Placement Warrants"). The Private Placement Warrants are immediately exercisable, expire five and one-half years from issuance date and have an exercise price of USD 3.45 per ADS, subject to adjustment as set forth therein. The Private Placement Warrants may be exercised on a cashless basis if six months after issuance there is no effective registration statement registering the ADSs underlying the warrants.

Pursuant to the terms of the Exercise Agreements, the warrant holders agreed to exercise the warrants at a reduced exercise price, thereby creating a benefit to these warrant holders. As such, the Company recorded a deemed dividend in the amount of $715.

b.

On February 10, 2020, the Company entered into a Securities Purchase Agreement with certain institutional investors pursuant to which the Company issued and sold (i) 1,825,000 units, each unit consisting of one ADS, and one warrant to purchase one ADS, at a price of USD 1.50 per unit, and (ii) 1,508,334 pre-funded units each pre-funded unit consisting of one pre-funded warrant to purchase one ADS and one warrant, at a price of USD 1.49 per pre-funded unit. The offering of the units and pre-funded units closed on February 12, 2020.

The gross proceeds from the offering were approximately USD 5,000, prior to deducting the placement agent's fees and estimated offering expenses payable by the Company.

The placement agent in the offering also received compensation warrants exercisable for up to 250,000 ADSs at an exercise price of USD 1.875 per ADS expiring on February 10, 2025.

c.	On March 9, 2020, as a result of an exercise of warrants by the investors from the February 2020 offering, the Company issued an aggregate of 20,250,000 ordinary shares represented by 675,000 ADSs, at a price of $1.50 per ADS for gross proceeds of $1,012.

d.	On April 28, 2020, a special meeting of shareholders of the Company approved to increase Company's authorized Share Capital to 1,000,000,000 ordinary shares of 0.25 NIS par value each.

e.	In April and May, 2020, as a result of an exercise of warrants by the investors from the February 2020 offering, the Company issued an aggregate of 31,000,020 ordinary shares represented by 1,033,334 ADSs, at a price of $1.50 per ADS for gross proceeds of $1,550.

f.	On May 27, 2020, the Company's board of directors approved a grant of unlisted options exercisable into 3,750,000 of the Company's ordinary shares to its employees, consultants and one senior officer for an exercise price of NIS 0.25 per shares (USD 0.06 per share, respectively, based on the exchange rate reported by the Bank of Israel on the same day). The options vest on a quarterly basis for a period of 4 years from the grant date.

The fair value of the Company's share options granted was estimated using the binomial option pricing model using the following range assumptions:

Description	May 27, 2020

Risk-free interest rate	0.93%
Expected volatility	78.77%
Dividend yield	0
Contractual life	10
Early Exercise Multiple (Suboptimal Factor)	3
Exercise price (NIS)	0.25

g.	On May 27, 2020, the Company's board of directors approved a grant (subject to shareholders' approval) of unlisted options exercisable into 2,500,000 of the Company's ordinary shares to the Company's chief executive officer for an exercise price of NIS 0.25 per share (USD 0.06 per share, respectively, based on the exchange rate reported by the Bank of Israel on the same day). The options will vest on a quarterly basis for a period of 4 years from the date of approval by the Company's Board of Directors on May 27, 2020. As of June 30, 2020, the shareholders' approval had not yet received.

h.

On June 10, 2020, the Company entered into a definitive agreement with certain institutional and accredited investors providing for the issuance of an aggregate of 3,902,440 ADSs in a registered direct offering at a purchase price of $2.05 per ADS for aggregate gross proceeds of approximately $8,000 prior to deducting the placement agent's fees and estimated offering expenses payable by the Company.

In addition, in a conrcurrent private placement the investors received unregistered warrants to purchase up to an aggregate of 1,951,220 ADSs. The warrants were immediately exercisable and will expire four and a half years from issuance at an exercise price of $2.50 per ADS, subject to adjustment as set forth therein. The warrants may be exercised on a cashless basis if there is no effective registration statement registering the ADSs underlying the warrants.

The placement agent in the offering also received compensation warrants on substantially the same terms as the investors in the offering in an amount equal to 7.5% of the aggregate number of ADSs sold in the offering (or warrants to purchase up to an aggregate of 292,683 ADSs), at an exercise price of $2.50 per ADSs and a term expiring four and a half years from the date of issuance.

i.	On June 14, 2020, the Company's board of directors approved a grant (subject to shareholders' approval) of unlisted options exercisable into 2,400,000 of the Company's ordinary shares to the Company's directors for an exercise price of NIS 0.25 per share (USD 0.07 per share, respectively, based on the exchange rate reported by the Bank of Israel on the same day). The options will vest on a quarterly basis for a period of 4 years from the date of approval by the Company's Board of Directors on June 14, 2020. As of June 30, 2020, the shareholders' approval had not yet received.